Capital Management - Summary of the Information Used as Base for Calculating Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Profit attributable to equity shareholders (U.S. Dollars)		$ 77,852,950	$ 28,186,840	$ 15,602,193
Weighted average number of common shares		287,121,304	268,598,000	266,386,541
Adjustments for calculation of diluted earnings per share	[1]	21,809,000	16,242,000	9,059,531
Weighted average number of ordinary shares for calculating diluted earnings per share*		308,930,304	284,840,000	275,446,073
Basic earnings per share		$ 0.27	$ 0.10	$ 0.06
Diluted earnings per share		$ 0.25	$ 0.10	$ 0.05

[1]	As of December 31, 2021, corresponds to the dilutive effect of i) 16,353,000 average shares related to share-based payment warrants; and ii) 5,456,000 average shares related to share-based payment plans with employees (8,491,539 and 567,993, respectively for the year ended December 31, 2020).